8. INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	$ 2,753	$ 2,381
Noncurrent inventories	1,672	1,562
Total inventories	4,425	3,943
Uranium concentrates and work-in-progress
DisclosureOfInventoriesLineItems [Line Items]
Total inventories	419	392
Inventory of ore in stockpiles
DisclosureOfInventoriesLineItems [Line Items]
Total inventories	1,672	1,562
Mine and mill supplies
DisclosureOfInventoriesLineItems [Line Items]
Total inventories	$ 2,334	$ 1,989